REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	CLOSED END FUND — 14.0%
	REAL ESTATE - 14.0%
560,040	Redwood Real Estate Income Fund, Class I(a)	$ 14,045,800

	TOTAL CLOSED END FUND (Cost $14,001,000)	14,045,800

	OPEN END FUNDS — 84.4%
	FIXED INCOME - 84.4%
1,894,226	American High-Income Trust, Class F-3	18,639,186
2,604,159	Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	18,723,902
1,796,367	Goldman Sachs High Yield Fund, Institutional Class	10,203,366
2,852,224	JPMorgan High Yield Fund, Class I	18,625,024
2,930,790	Lord Abbett High Yield Fund, Class I	18,698,439
31	MainStay MacKay High Yield Corporate Bond Fund, Class I	161
2,141	Principal High Yield Fund, Institutional Class	14,409
7,444	Vanguard High-Yield Corporate Fund, Admiral Class	41,015
		84,945,502

	TOTAL OPEN END FUNDS (Cost $83,081,593)	84,945,502

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
1,174,709	Goldman Sachs Financial Square Government Fund, Administration Class, 3.92%(b) (Cost $1,174,709)	1,174,709

	TOTAL INVESTMENTS - 99.6% (Cost $98,257,302)	$ 100,166,011
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	451,413
	NET ASSETS - 100.0%	$ 100,617,424

(a) Investment in affiliated issuer. Illiquid security. The total fair value of the security at July 31, 2025, was $14,045,800 representing 14.0% of net assets.

(b) Rate disclosed is the seven day effective yield as of July 31, 2025.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

TOTAL RETURN SWAPS(c)
Security	Counterparty	Number of Shares	Notional Value Interest Rate Payable	Termination Date	Value/Unrealized Depreciation
Invesco High Yield Municipal Fund	Barclays	13,289	$108,705 SOFR + 175 bps	4/20/2026	$ (2,126)
Nuveen High Yield Municipal Bond Fund	Barclays	7,691	107,830 SOFR + 175 bps	4/20/2026	(2,769)
TOTAL					$ (4,895)

SOFR	- Secured Overnight Financing Rate

(c)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	CLOSED END FUND — 13.9%
	REAL ESTATE - 13.9%
585,634	Redwood Real Estate Income Fund, Class I(a)	$ 14,687,700

	TOTAL CLOSED END FUND (Cost $14,640,852)	14,687,700

	EXCHANGE-TRADED FUND — 0.0%(b)
	FIXED INCOME - 0.0%(b)
23	iShares High Yield Muni Active ETF	1,092

	TOTAL EXCHANGE-TRADED FUND (Cost $1,098)	1,092

	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
129	American Century High-Yield Municipal Fund, Class I	1,088
108	Delaware National High-Yield Municipal Bond Fund, Institutional Class	1,025
4,526	First Eagle Funds - First Eagle High Income Fund, Class I	35,712
3,294	Goldman Sachs High Yield Municipal Fund, Institutional Class	28,826
2,842	Invesco High Yield Municipal Fund, Class Y	22,795
4,646	Invesco Rochester Municipal Opportunities Fund, Class Y	29,546
91	Lord Abbett High Yield Municipal Bond Fund, Class I	939
91	MainStay MacKay High Yield Municipal Bond Fund, Class I	1,020
141	MFS Municipal High Income Fund, Class I	1,007
1,602	Nuveen High Yield Municipal Bond Fund, Class I	21,885
112	Nuveen Short Duration High Yield Municipal Bond Fund, Class I	1,039
126	PIMCO High Yield Municipal Bond Fund, Institutional Class	1,025
175	Victory Pioneer High Income Municipal Fund, Class Y	1,007
87	Western Asset Municipal High Income Fund, Class I	1,068
		147,982

	TOTAL OPEN END FUNDS (Cost $154,064)	147,982

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 85.4%
	MONEY MARKET FUNDS - 85.4%
30,259,732	BlackRock Liquidity Funds MuniCash, Institutional Class, 2.39%(c)	$ 30,262,758
30,289,459	JPMorgan Municipal Money Market Fund, Agency Class, 2.59%(c)	30,289,459
30,273,386	JPMorgan Tax Free Money Market Fund, Agency Class, 2.57%(c)	30,273,386
	TOTAL MONEY MARKET FUNDS (Cost $90,825,603)	90,825,603

	TOTAL SHORT-TERM INVESTMENTS (Cost $90,825,603)	90,825,603

	TOTAL INVESTMENTS - 99.4% (Cost $105,621,617)	$ 105,662,377
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	655,440
	NET ASSETS - 100.0%	$ 106,317,817

ETF	- Exchange-Traded Fund

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at July 31, 2025, was $14,687,700 representing 13.9% of net assets.
(b) (C)	Percentage rounds to less than 0.1%. Rate disclosed is the seven day effective yield as of July 31, 2025.

TOTAL RETURN SWAPS(d)
Security	Counterparty	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Value/Unrealized Depreciation
Invesco High Yield Municipal Fund	Barclays	16,070	$131,454	SOFR + 175 bps	7/31/2026	$ (2,571)
Nuveen High Yield Municipal Bond Fund	Barclays	10,611	148,773	SOFR + 175 bps	4/20/2026	(3,820)
TOTAL						$ (6,391)

SOFR	- Secured Overnight Financing Rate

(d)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	CLOSED END FUND — 12.6%
	United States - 12.6%
720,083	Redwood Real Estate Income Fund, Class I(a)	$ 18,059,687

	TOTAL CLOSED END FUND (Cost $18,002,083)	18,059,687

	COMMON STOCKS — 78.5%
	Brazil - 2.5%
772,624	B3 S.A. - Brasil Bolsa Balcao	1,732,947
314,911	BB Seguridade Participacoes S.A.	1,892,345
		3,625,292
	Canada - 11.9%
43,773	Canadian Natural Resources Ltd.	1,385,597
14,770	Canadian Tire Corp. Ltd.	1,978,216
86,964	Cenovus Energy, Inc.	1,323,665
14,823	CGI, Inc.	1,429,024
10,515	George Weston Ltd.	1,998,047
30,050	Gildan Activewear, Inc.	1,517,898
53,134	Manulife Financial Corporation	1,643,948
87,109	MEG Energy Corporation	1,716,908
28,648	Metro, Inc.	2,190,572
43,156	Suncor Energy, Inc.	1,702,133
		16,886,008
	Cayman Islands - 1.0%
91,400	JD.com, Inc., Class A	1,430,967

	China - 9.0%
716,398	37 Interactive Entertainment Network Technology Group Company Ltd., Class A	1,652,644
2,588,000	Aluminum Corp of China Ltd., H Shares	2,053,921
1,368,900	CNPC Capital Company Ltd., Class A	1,646,437
4,784,000	Guangzhou Automobile Group Company Ltd., H Shares	1,937,982
257,500	Ping An Insurance Group Company of China Ltd., H Shares	1,769,702
111,900	Seres Group Company Ltd., Class A	1,972,338
539,800	Yunnan Yuntianhua Company Ltd., Class A	1,848,764
		12,881,788

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 78.5% (Continued)
	Germany - 3.0%
6,465	adidas A.G.	$ 1,240,515
36,878	Porsche Automobil Holding S.E.	1,487,668
54,129	Zalando S.E. 144A(b)(c)	1,589,630
		4,317,813
	Greece - 2.7%
92,161	Hellenic Telecommunications Organization S.A.	1,673,167
94,462	OPAP S.A.	2,120,488
		3,793,655
	Indonesia - 2.6%
6,914,400	Alamtri Resources Indonesia Tbk P.T.	777,182
5,115,300	Astra International Tbk P.T.	1,585,032
949,900	United Tractors Tbk P.T.	1,393,771
		3,755,985
	Italy - 3.1%
108,209	Eni SpA	1,842,197
5,619,122	Telecom Italia SpA(b)	2,590,134
		4,432,331
	Japan - 7.5%
115,700	Denso Corporation	1,577,511
99,800	Japan Airlines Company Ltd.	1,991,447
106,100	KDDI Corporation	1,748,820
93,000	Marubeni Corporation	1,919,897
148,100	Ricoh Company Ltd.	1,306,730
131,500	Shionogi & Company Ltd.	2,220,241
		10,764,646
	Korea (Republic Of) – 9.4%
19,223	DB Insurance Company Ltd.	1,764,362
19,720	Hyundai Glovis Company Ltd.	2,085,718
8,965	Hyundai Mobis Company Ltd.	1,893,181
19,829	KB Financial Group, Inc.	1,576,845
23,839	Kia Corporation	1,748,720
9,252	Korea Shipbuilding & Offshore Engineering Company Ltd.	2,381,697
36,000	LG Electronics, Inc.	1,998,021
		13,448,544

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 78.5% (Continued)
	Mexico - 2.3%
1,870,300	America Movil S.A.B. de C.V.	$1,691,458
54,193	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	1,643,303
		3,334,761
	Netherlands - 1.4%
50,363	Koninklijke Ahold Delhaize N.V.	1,989,678

	Norway - 2.7%
132,426	Telenor ASA	2,032,756
51,095	Yara International ASA	1,898,268
		3,931,024
	Singapore - 1.5%
172,300	Singapore Exchange Ltd.	2,123,261

	Spain - 2.6%
23,669	Amadeus IT Group S.A. 144A(c)	1,903,141
359,680	Telefonica S.A.	1,857,950
		3,761,091
	Sweden - 3.8%
21,263	Evolution A.B. 144A(c)	1,895,229
143,688	Securitas A.B., Class B	2,136,019
183,202	Telefonaktiebolaget LM Ericsson, Class B	1,335,319
		5,366,567
	Switzerland - 4.2%
18,164	Logitech International S.A.	1,702,665
16,197	Novartis A.G.	1,878,211
26,892	Temenos A.G.	2,421,823
		6,002,699
	Taiwan - 2.6%
40,000	MediaTek, Inc.	1,831,428
100,000	Realtek Semiconductor Corporation	1,921,663
		3,753,091

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
COMMON STOCKS — 78.5% (Continued)
Taiwan Province Of China - 2.1%
714,000	Yang Ming Marine Transport Corporation	$ 1,450,812
1,239,000	Eva Airways Corporation	1,567,280
3,018,092

United Kingdom - 2.6%
346,306	BP plc	1,851,127
53,683	Shell plc	1,922,010
3,773,137

	TOTAL COMMON STOCKS (Cost $107,375,942)	112,390,430

SHORT-TERM INVESTMENT — 1.1%
MONEY MARKET FUND - 1.1%
1,533,691	Goldman Sachs Financial Square Government Fund, Administration Shares, 3.92%(d) (Cost $1,533,691)	1,533,691

	TOTAL INVESTMENTS - 92.2% (Cost $126,911,716)	$ 131,983,808
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.8%	11,105,829
	NET ASSETS - 100.0%	$ 143,089,637

A.B.	- Aktiebolag
A.G.	- Aktiengesellschaft
ASA	- Aksjeselskap
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
S.E.	- Societas Europa
SpA	- Società per azioni
Tbk	- Terbuka

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at July 31, 2025, was $18,059,687 representing 12.6% of net assets.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, the total market value of 144A securities is 5,388,000 or 3.8% of net assets.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2025.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2025

TOTAL RETURN SWAPS(e)
Security	Counterparty	Number of Shares	Currency	Notional Value	Interest Rate Payable	Termination Date	Value/Unrealized Depreciation
iShares MSCI EAFE ETF	JP Morgan	521,700	USD	$46,634,763	OBFR + 40 bps	7/1/2026	$ (975,579)

OBFR	- Overnight Bank Funding Rate

(e)	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Adviser has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	CLOSED END FUND — 13.1%
	REAL ESTATE - 13.1%
919,897	Redwood Real Estate Income Fund, Class I(a)	$ 23,071,010

	TOTAL CLOSED END FUND (Cost $22,997,422)	23,071,010

	COMMON STOCKS — 40.7%
	ADVERTISING & MARKETING - 1.5%
56,358	Interpublic Group of Companies, Inc. (The)	1,386,407
18,498	Omnicom Group, Inc.	1,332,781
		2,719,188
	AEROSPACE & DEFENSE - 0.7%
2,856	Lockheed Martin Corporation	1,202,319

	ASSET MANAGEMENT - 0.9%
67,914	Franklin Resources, Inc.	1,629,936

	AUTOMOTIVE - 0.9%
141,805	Ford Motor Company	1,569,781

	BIOTECH & PHARMA - 3.2%
30,555	Bristol-Myers Squibb Company	1,323,337
17,644	Merck & Company, Inc.	1,378,349
62,497	Pfizer, Inc.	1,455,555
166,950	Viatris, Inc.	1,459,143
		5,616,384
	CABLE & SATELLITE - 0.8%
42,590	Comcast Corporation, Class A	1,415,266

	CHEMICALS - 3.2%
4,915	Air Products and Chemicals, Inc.	1,414,930
26,502	Albemarle Corporation	1,798,161
49,584	Dow, Inc.	1,154,811
18,787	Eastman Chemical Company	1,364,124
		5,732,026

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 40.7% (Continued)
	CONTAINERS & PACKAGING - 0.8%
28,444	International Paper Company	$ 1,329,473

	ELECTRIC UTILITIES - 4.3%
145,175	AES Corporation (The)	1,909,051
25,942	Dominion Energy, Inc.	1,516,310
24,564	Edison International	1,280,276
22,754	Eversource Energy	1,504,039
32,549	FirstEnergy Corporation	1,390,168
		7,599,844
	FOOD - 2.1%
59,587	Conagra Brands, Inc.	1,088,059
50,976	Kraft Heinz Company (The)	1,399,800
39,849	The Campbell's Company	1,271,980
		3,759,839
	HEALTH CARE FACILITIES & SERVICES - 0.7%
21,240	CVS Health Corporation	1,319,004

	HEALTH CARE REIT - 0.8%
78,437	Healthpeak Properties, Inc.	1,328,723

	LEISURE PRODUCTS - 0.9%
21,971	Hasbro, Inc.	1,651,340

	MACHINERY - 1.6%
4,277	Snap-on, Inc.	1,373,730
22,583	Stanley Black & Decker, Inc.	1,527,740
		2,901,470
	OFFICE REIT - 1.6%
21,007	Alexandria Real Estate Equities, Inc.	1,605,564
21,841	BXP, Inc.	1,429,057
		3,034,621
	OIL & GAS PRODUCERS - 4.3%
85,856	APA Corporation	1,656,163
10,027	Chevron Corporation	1,520,494

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 40.7% (Continued)
	OIL & GAS PRODUCERS - 4.3% (Continued)
52,585	Kinder Morgan, Inc.	$ 1,475,535
17,072	ONEOK, Inc.	1,401,782
12,021	Phillips 66	1,485,555
		7,539,529
	RETAIL - CONSUMER STAPLES - 0.9%
15,630	Target Corporation	1,570,815

	RETAIL - DISCRETIONARY - 1.7%
22,025	Best Buy Company, Inc.	1,432,947
11,633	Genuine Parts Company	1,499,262
		2,932,209
	RETAIL REIT - 0.8%
24,192	Realty Income Corporation	1,357,897

	SEMICONDUCTORS - 2.5%
25,696	Microchip Technology, Inc.	1,736,792
21,408	Skyworks Solutions, Inc.	1,467,304
8,117	Texas Instruments, Inc.	1,469,664
		4,673,760
	TECHNOLOGY HARDWARE - 1.8%
85,493	Hewlett Packard Enterprise Company	1,768,850
55,132	HP, Inc.	1,367,274
		3,136,124
	TECHNOLOGY SERVICES - 0.8%
9,317	Paychex, Inc.	1,344,723

	TELECOMMUNICATIONS - 1.7%
53,141	AT&T, Inc.	1,456,595
33,361	Verizon Communications, Inc.	1,426,516
		2,883,111
	TOBACCO & CANNABIS - 0.9%
24,355	Altria Group, Inc.	1,508,549

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 40.7% (Continued)
	TRANSPORTATION & LOGISTICS - 0.7%
14,045	United Parcel Service, Inc., Class B	$ 1,210,117

	WHOLESALE - DISCRETIONARY - 0.6%
36,184	LKQ Corporation	1,066,342

	TOTAL COMMON STOCKS (Cost $69,843,161)	72,032,390

	EXCHANGE-TRADED FUNDS — 45.2%
	EQUITY - 45.2%
437,844	iShares MSCI EAFE ETF	38,320,107
490,749	Schwab International Small-Cap Equity ETF	20,822,480
154,881	Vanguard FTSE All World ex-US Small-Cap ETF	20,704,492
		79,847,079

	TOTAL EXCHANGE-TRADED FUNDS (Cost $73,521,489)	79,847,079

	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
11,364	Nuveen California High Yield Municipal Bond Fund, Class I	84,437
6,671	Nuveen High Yield Municipal Bond Fund, Class I	91,123
		175,560

	TOTAL OPEN END FUNDS (Cost $232,691)	175,560

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
226,024	Goldman Sachs Financial Square Government Fund, Administration Shares, 3.92%(b) (Cost $226,024)	226,024

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Contracts(c)
	EQUITY OPTIONS PURCHASED — 0.7%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.7%
2,000	SPDR S&P 500 ETF Trust(d)	BTIG	03/31/2026	$ 500	$ 100,000,000	$ 1,164,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,572,020)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $4,572,020)					1,164,000

	TOTAL INVESTMENTS - 99.9% (Cost $171,392,807)					$ 176,516,063
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%					228,308
	NET ASSETS - 100.0%					$ 176,744,371

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor’s Depositary Receipt

BTIG	BTIG, LLC

(a) (b)

Investment in affiliated issuer. Illiquid security. The total fair value of the security at July 31, 2025, was $23,071,010 representing 13.1% of net assets.

Rate disclosed is the seven day effective yield as of July 31, 2025.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Non-income producing security.